Schedule of Investments (unaudited)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.9%
Communication Services — 4.4%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$135,935
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	148,878
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	34,077
AT&T Inc., Senior Notes	5.375%	8/15/35	150,000	154,547
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,851
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	10,073
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	57,493
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	66,207
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	7,136
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	20,528
NTT Finance Corp., Senior Notes	4.876%	7/16/30	200,000	203,277 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	49,651
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	57,392
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	70,012
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	120,046
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	69,010
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	179,106
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	101,096
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	57,896
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	39,528
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,131
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	40,842
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,827
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	78,732
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	19,163
Total Diversified Telecommunication Services				1,758,434
Entertainment — 0.1%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	57,784
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	23,000	22,704
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,658
Total Entertainment				90,146
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	30,039
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	40,117
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	39,834
Total Interactive Media & Services				109,990
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	240,660 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	219,026
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	151,986
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	36,099
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	$113,860
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	85,287
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	75,490
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,649
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	27,211
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	33,097
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	30,690
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	58,701
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	39,631
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	60,189
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	48,387
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	170,355
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	33,656
Comcast Corp., Senior Notes	3.969%	11/1/47	130,000	101,673
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,837
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	34,983
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	36,659
Comcast Corp., Senior Notes	2.887%	11/1/51	50,000	30,826
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	121,985
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	16,037
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,559
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	29,503 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	9,595 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	33,039
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	40,171
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	41,627
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,932
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	86,071
Total Media				2,051,471
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	332,082 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	101,482
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,845
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,889
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	56,959
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	58,268
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	362,924
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	45,445
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	46,113
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	$123,692
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	134,505
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	194,431
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	27,102
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	15,037
Total Wireless Telecommunication Services				1,537,774

Total Communication Services				5,547,815
Consumer Discretionary — 2.2%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	159,011 (a)
Automobiles — 0.5%
Ford Motor Co., Senior Notes	6.100%	8/19/32	40,000	40,989
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	199,740
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	41,557
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,798
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	20,028
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	230,000	225,834 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	86,750 (a)
Total Automobiles				625,696
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	73,795
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	55,650
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,820
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	236,161 (a)
Total Broadline Retail				382,426
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	10,000	10,206 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	120,000	123,080 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	40,903
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	48,398
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	72,937
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,418
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	87,919
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,497
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	90,518
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	30,000	30,020 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	10,000	10,058 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	70,000	71,428 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	180,000	184,659 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	194,353
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	188,288
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	60,000	60,343 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	90,000	90,176 (a)(b)
Total Hotels, Restaurants & Leisure				1,321,201
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	10,013
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	$65,957
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	57,392
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	8,081
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	79,509
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	40,539
Total Specialty Retail				261,491
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	32,432

Total Consumer Discretionary				2,782,257
Consumer Staples — 1.1%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	70,315
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	50,586
Total Beverages				120,901
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	80,722
Food Products — 0.2%
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,470 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	61,359 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	180,000	182,460 (a)
Total Food Products				264,289
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	40,000	40,678
Tobacco — 0.7%
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,210
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	88,060
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	79,144
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	30,707
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	204,524
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,600
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	67,129
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,470
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	91,968
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,707
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	90,000	92,969
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	9,032
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	79,324
Total Tobacco				827,844

Total Consumer Staples				1,334,434
Energy — 5.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,712
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	27,303
Total Energy Equipment & Services				47,015
Oil, Gas & Consumable Fuels — 5.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	70,000	73,669 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	40,000	$39,198
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	80,000	52,970
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	18,276 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	139,006 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,915
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	19,294
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	72,911
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,946
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	49,683 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	96,067 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	87,775 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	238,539
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	109,814
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	38,979 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	80,000	77,070
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	168,424
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	50,366 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	50,000	51,761 (c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,699
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,874
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	58,277
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	143,704
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	9,167
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	9,161
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	50,501
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	100,292
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	28,949
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,905
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	110,997
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	90,933
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	24,023
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,204
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	39,566
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	29,834 (d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	30,000	27,873
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	71,017
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	84,196 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	101,695
Expand Energy Corp., Senior Notes	4.750%	2/1/32	80,000	78,656
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	33,953
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,581
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	51,349
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	110,000	114,152 (a)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	140,000	$143,523 (a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	205,957 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,672
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	30,135
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	46,538
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,173
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,147
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	108,601
MPLX LP, Senior Notes	4.700%	4/15/48	10,000	8,382
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	48,947
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	392,218
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	79,641
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	30,000	31,904
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	71,196
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,260
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	42,165
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	21,215
ONEOK Inc., Senior Notes	6.625%	9/1/53	20,000	21,290
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	90,000	91,743 (a)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	60,000	60,831
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	53,973
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	39,156 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	192,809 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	75,588
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	10,000	9,081
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	170,000	148,674
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	40,000	32,958
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	360,000	255,837
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	58,159
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	42,847
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	80,093
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,348
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	60,190
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,487
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	46,846 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	190,000	190,397
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	11,056 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,293 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	230,000	244,444 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	110,000	111,908
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	20,034
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	78,115
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	43,555
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	38,245
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	34,014
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	92,406
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	$24,284
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	182,827
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	97,948
Total Oil, Gas & Consumable Fuels				6,547,331

Total Energy				6,594,346
Financials — 9.7%
Banks — 6.2%
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	149,554
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	78,278
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	215,185 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	268,823 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	18,219 (d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	473,745 (d)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	40,410 (d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	39,714 (d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	105,870 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	136,617 (d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	60,226 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	180,028 (d)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	40,031
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	120,188
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,473 (d)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	100,000	96,817 (d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	213,940 (a)(c)(d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	295,849 (a)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	213,577 (a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	200,829 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	47,456
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	40,715
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	395,724 (d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	76,028 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	109,841 (d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	120,927 (d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	50,620 (d)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	210,910
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	169,860
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,691
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	62,242
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	$200,234 (a)(d)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	186,002 (d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	324,737 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	188,413 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	31,453 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	27,680 (d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	236,865 (d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	28,272
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	130,000	134,863 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	124,369 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	77,673
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	52,119
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	19,994
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	101,175 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	93,680 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	53,296 (d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	138,606
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	209,975
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	155,567 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	46,557 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	110,637 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	411,176 (d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	63,045 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	124,389 (d)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	168,351
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	110,000	100,238
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	90,000	79,924
Total Banks				7,763,677
Capital Markets — 2.9%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	111,647
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	54,489 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	149,263 (a)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(e)(f)(g)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	139,127
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	109,910
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,284
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	233,900 (d)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	22,148 (d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,472 (d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,705 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	$118,992 (d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	260,361 (d)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	79,949
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	132,198
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,772 (d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	135,879 (d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	198,288 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	52,133 (d)
UBS AG, Senior Notes	7.500%	2/15/28	480,000	516,889
UBS AG, Senior Notes	4.500%	6/26/48	200,000	177,476
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	287,480 (a)(c)(d)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	250,697
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	247,215 (a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	313,330 (a)(d)
Total Capital Markets				3,691,604
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	50,000	50,106
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	147,415
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	60,060
Block Inc., Senior Notes	6.000%	8/15/33	60,000	61,483 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	50,000	52,484 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	20,000	20,286 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	40,000	41,577 (a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	27,627
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	44,178
Total Financial Services				455,110
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	150,000	156,319
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	9,190 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	55,512 (a)
Total Insurance				221,021

Total Financials				12,181,518
Health Care — 3.1%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	204,574
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	260,559
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	82,709
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	123,524
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,281
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	84,307
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,983
Total Biotechnology				810,937
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	$7,178
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	60,000	61,599 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	39,000	40,256
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	104,326
Solventum Corp., Senior Notes	5.600%	3/23/34	50,000	52,083
Solventum Corp., Senior Notes	5.900%	4/30/54	98,000	100,744
Total Health Care Equipment & Supplies				366,186
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	49,141
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,206
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	140,755
Cigna Group, Senior Notes	4.800%	8/15/38	40,000	38,188
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,756
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	136,108
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	135,652
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	69,460
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	7,651
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	45,415
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	38,908
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	58,768
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,062
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,267
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	40,084
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	103,196
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	114,546
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	408,832
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	25,593
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	27,202
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,933
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	88,746
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	101,628
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,566
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,977
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	19,355
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	68,252
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	36,751
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,203
Total Health Care Providers & Services				1,941,201
Pharmaceuticals — 0.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	205,168 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	83,217
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	100,000	103,738
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	121,384
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	28,406
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	94,646
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	44,235
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	$62,809
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,836
Total Pharmaceuticals				754,439

Total Health Care				3,872,763
Industrials — 2.4%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,870
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	39,199
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	49,010
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	48,260
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	16,542
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	22,181
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	45,659
Bombardier Inc., Senior Notes	7.250%	7/1/31	10,000	10,613 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,344 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,150
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	39,981
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	19,379
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	58,692
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	29,379
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	154,567
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	28,341
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	78,693
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	144,592
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	179,900
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	137,443
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	97,203
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	72,384
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	52,789
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	60,000	62,660 (a)
Total Aerospace & Defense				1,447,831
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	60,000	62,198 (a)
Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	61,547 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	71,512
Total Commercial Services & Supplies				133,059
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	70,000	61,919
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	19,267
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	54,241
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	202,207
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	66,775
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	41,814
Total Ground Transportation				384,304
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	130,000	$132,229
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	146,129 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	110,000	110,535
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	7,250	7,241 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	20,121 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	38,380	16,335 *(a)(h)(i)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,986 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	230,000	226,652 (a)
Total Passenger Airlines				546,999
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	101,841
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	20,000	20,791 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	20,000	20,894 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	62,274 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	60,000	62,464 (a)
Total Trading Companies & Distributors				268,264

Total Industrials				3,036,803
Information Technology — 1.3%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	30,000	32,089 (a)
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	24,067
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,928
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	147,140 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	49,868
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,978 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	208,554 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	59,338
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	12,699
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	62,108
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	53,128
Micron Technology Inc., Senior Notes	6.050%	11/1/35	40,000	42,761
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	68,317
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	70,000	71,495
Total Semiconductors & Semiconductor Equipment				805,314
Software — 0.6%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,566
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	30,550
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,425
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	121,725
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	119,400
Oracle Corp., Senior Notes	4.800%	9/26/32	50,000	50,077
Oracle Corp., Senior Notes	5.200%	9/26/35	30,000	30,177
Oracle Corp., Senior Notes	5.875%	9/26/45	70,000	70,231
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	$14,089
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	64,349
Oracle Corp., Senior Notes	5.950%	9/26/55	70,000	69,833
Synopsys Inc., Senior Notes	4.850%	4/1/30	40,000	40,756
Synopsys Inc., Senior Notes	5.000%	4/1/32	30,000	30,667
Synopsys Inc., Senior Notes	5.150%	4/1/35	30,000	30,530
Synopsys Inc., Senior Notes	5.700%	4/1/55	50,000	50,497
Total Software				736,872

Total Information Technology				1,598,342
Materials — 1.4%
Chemicals — 0.5%
OCP SA, Senior Notes	7.500%	5/2/54	340,000	377,776 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	256,681 (a)
Total Chemicals				634,457
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,225 (a)
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	40,000	41,230 (a)
Total Construction Materials				51,455
Metals & Mining — 0.6%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	61,753
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,725
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	41,020
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	115,652
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,787 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	69,506 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	124,786 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	52,318 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	150,000	145,133
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,296
Total Metals & Mining				699,976
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	90,000	92,386 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	170,731
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	70,000	70,114
Total Paper & Forest Products				333,231

Total Materials				1,719,119
Real Estate — 0.0%††
Specialized REITs — 0.0%††
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	50,000	50,888 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	10,000	10,032 (a)

Total Real Estate				60,920
Utilities — 1.1%
Electric Utilities — 1.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	62,838 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	50,600
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	39,551
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	$93,981
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	29,740
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	79,529
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	97,510
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	60,000	62,270
Georgia Power Co., Senior Notes	5.200%	3/15/35	50,000	51,273
NRG Energy Inc., Senior Notes	5.750%	1/15/34	30,000	29,988 (a)(b)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	170,000	170,131 (a)(b)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	50,201 (a)(b)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	60,778
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	20,000	20,622 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	41,397 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	76,919
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	62,393
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,753
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	47,829
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	150,000	148,051 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	20,000	20,932 (a)
Total Electric Utilities				1,319,286
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	30,000	31,783 (a)
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,689
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	39,915
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	34,177
Total Multi-Utilities				83,781

Total Utilities				1,434,850
Total Corporate Bonds & Notes (Cost — $40,792,903)				40,163,167
Mortgage-Backed Securities — 22.3%
FHLMC — 4.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	13,007	12,679
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	96,889	93,969
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 3/1/52	2,483,274	2,119,196
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 5/1/41	659,196	555,268
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	627,064	629,533
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	759,098	751,066
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/53- 4/1/54	326,862	331,911
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	4.369%	11/1/47	147,453	151,257 (d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.005%	11/1/48	173,707	169,887 (d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	216,197	$204,577
Total FHLMC				5,019,343
FNMA — 14.6%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	511,764
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 1/1/50	1,179,621	1,107,909
Federal National Mortgage Association (FNMA)	3.000%	4/1/36- 6/1/52	816,517	759,514
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,606,357	1,395,564
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	93,806
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 5/1/52	1,964,767	1,654,323
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	886,182	851,859
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	457,499	448,893
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	220,712	223,457
Federal National Mortgage Association (FNMA)	6.000%	7/1/53	145,716	151,515
Federal National Mortgage Association (FNMA)	5.500%	8/1/54	1,541,801	1,556,979
Federal National Mortgage Association (FNMA)	2.000%	10/1/55	300,000	241,870 (j)
Federal National Mortgage Association (FNMA)	2.500%	10/1/55	4,400,000	3,707,669 (j)
Federal National Mortgage Association (FNMA)	3.000%	10/1/55	3,400,000	2,986,946 (j)
Federal National Mortgage Association (FNMA)	3.500%	10/1/55	300,000	274,127 (j)
Federal National Mortgage Association (FNMA)	4.000%	10/1/55	2,000,000	1,885,193 (j)
Federal National Mortgage Association (FNMA)	4.500%	10/1/55	600,000	582,056 (j)
Total FNMA				18,433,444
GNMA — 3.7%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	74,520	68,281
Government National Mortgage Association (GNMA)	3.500%	5/15/50	33,021	30,262
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	474,321	454,468
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	518,554	477,597
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	929,535	822,158
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	277,672	237,914
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	465,410	453,315
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	303,852	304,655
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	232,281	234,853
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	337,540	348,952
Government National Mortgage Association (GNMA) II	3.500%	10/20/55	200,000	182,386 (j)
Government National Mortgage Association (GNMA) II	4.500%	10/20/55	500,000	484,957 (j)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	10/20/55	500,000	$497,427 (j)
Total GNMA				4,597,225

Total Mortgage-Backed Securities (Cost — $28,565,191)				28,050,012
U.S. Government & Agency Obligations — 21.2%
U.S. Government Obligations — 21.2%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	156,680
U.S. Treasury Bonds	2.000%	11/15/41	770,000	541,030
U.S. Treasury Bonds	3.625%	8/15/43	80,000	69,825
U.S. Treasury Bonds	4.500%	2/15/44	150,000	146,748
U.S. Treasury Bonds	3.125%	8/15/44	110,000	88,107
U.S. Treasury Bonds	4.125%	8/15/44	100,000	92,850
U.S. Treasury Bonds	4.625%	11/15/44	60,000	59,459
U.S. Treasury Bonds	4.750%	2/15/45	80,000	80,519
U.S. Treasury Bonds	5.000%	5/15/45	140,000	145,414
U.S. Treasury Bonds	3.375%	11/15/48	160,000	128,575
U.S. Treasury Bonds	3.000%	2/15/49	640,000	479,338
U.S. Treasury Bonds	2.875%	5/15/49	290,000	211,632
U.S. Treasury Bonds	2.000%	2/15/50	200,000	119,645
U.S. Treasury Bonds	1.250%	5/15/50	670,000	328,837
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,172,236
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,068,304
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	920,198
U.S. Treasury Bonds	1.875%	11/15/51	301,000	170,335
U.S. Treasury Bonds	3.000%	8/15/52	60,000	43,897
U.S. Treasury Bonds	4.000%	11/15/52	110,000	97,367
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	950,996
U.S. Treasury Bonds	4.250%	2/15/54	780,000	720,190
U.S. Treasury Bonds	4.625%	5/15/54	430,000	422,593
U.S. Treasury Bonds	4.250%	8/15/54	470,000	434,016
U.S. Treasury Bonds	4.625%	2/15/55	40,000	39,331
U.S. Treasury Bonds	4.750%	5/15/55	100,000	100,344
U.S. Treasury Notes	4.875%	11/30/25	510,000	510,619
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,173
U.S. Treasury Notes	1.250%	12/31/26	20,000	19,408
U.S. Treasury Notes	3.625%	8/31/27	120,000	120,000
U.S. Treasury Notes	4.125%	7/31/28	40,000	40,535
U.S. Treasury Notes	3.625%	8/31/29	20,000	19,955
U.S. Treasury Notes	4.125%	10/31/29	130,000	132,090
U.S. Treasury Notes	3.875%	11/30/29	110,000	110,730
U.S. Treasury Notes	4.000%	2/28/30	40,000	40,470
U.S. Treasury Notes	4.000%	5/31/30	70,000	70,831
U.S. Treasury Notes	3.875%	6/30/30	30,000	30,186
U.S. Treasury Notes	3.875%	7/31/30	120,000	120,741
U.S. Treasury Notes	4.000%	1/31/31	2,930,000	2,961,188
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	2,004,483
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,580,984
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	4.250%	6/30/31	2,760,000	$2,820,698
U.S. Treasury Notes	4.000%	4/30/32	20,000	20,120
U.S. Treasury Notes	4.000%	6/30/32	3,790,000	3,810,208
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,420
U.S. Treasury Notes	4.250%	5/15/35	110,000	111,031
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	302,811

Total U.S. Government & Agency Obligations (Cost — $30,151,860)				26,685,147
Collateralized Mortgage Obligations(k) — 17.2%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.345%	9/15/34	410,000	396,743 (a)(d)
Angel Oak Mortgage Trust, 2022-3 A3	4.116%	1/25/67	477,779	448,147 (a)(d)
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	570,888
BANK5, 2024-5YR7 C	7.341%	6/15/57	540,000	567,194 (d)
BBCMS Mortgage Trust, 2025-5C34 A3	5.659%	5/15/58	100,000	104,901
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	418,092 (d)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.558%	1/15/55	4,108,587	57,708 (a)(d)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	5.842%	3/15/40	166,350	166,517 (a)(d)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	5.315%	9/15/38	170,000	169,942 (a)(d)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	11,882	11,618 (a)(d)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	301,218	304,219 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.838%	5/15/34	523,113	526,829 (a)(d)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.900%	8/15/42	230,000	230,642 (a)(d)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.150%	1/15/39	250,000	249,983 (a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.572%	8/25/35	164,440	160,463 (a)(d)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	50,125	44,064 (a)(d)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	489,700	448,054 (a)(d)
Ellington Financial Mortgage Trust, 2020-1 B1	5.078%	5/25/65	720,000	742,661 (a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	91,080 (a)(d)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.450%	10/15/42	120,000	120,675 (a)(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	172,907 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.229%	1/25/30	3,319,618	132,769 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.382%	7/25/26	838,962	5,584 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.435%	7/25/35	136,533	12,650 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	3,091,308	80,911 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	1.943%	2/15/37	837,861	76,207 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	139,040	126,013
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	747,658	170,168
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	58,666	9,254
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	141,680	23,702
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	70,484	12,041
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	73,431	9,911
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	433,387	$56,690
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	408,941	90,484
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	681,618	91,112
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	156,047	23,096
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	623,396	82,784
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	927,991	190,595
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	93,045
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	247,742
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	586,289	99,530
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	1,428,331	219,546
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	836,926	105,920
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	766,384	99,333
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	99,399	99,687 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.656%	12/25/54	94,083	94,579 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.656%	8/25/33	64,940	66,294 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.656%	2/25/42	53,648	53,657 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	6.448%	4/25/43	411,963	417,826 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.306%	2/25/44	340,000	344,059 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.962%	2/15/38	12,478	659 (d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.571%	7/25/39	176,571	180,065 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.456%	10/25/41	250,000	254,848 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.456%	6/25/43	250,000	260,001 (a)(d)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	9/25/32	100,000	96,474 (d)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	107,475	99,154
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	259,715	230,955
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.460%	8/25/55	95,611	4,310 (d)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	142,248	127,570
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	486,053
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	67,770	11,487
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,126,671	200,420
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	244,515	203,968
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	660,848	104,087
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	574,180	103,156
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	663,586	96,880
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	836,382	108,565
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	962,553	172,309
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	799,071	108,067
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	729,270	94,130
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,706,308	$220,250
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	81,890	83,664 (a)(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.800%	3/20/42	254,109	25,909 (d)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.339%	4/16/42	137,916	17,571 (d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.783%	11/16/47	29,958	27,474 (d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	3,510	3,398 (d)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.366%	8/16/54	303,003	2,336 (d)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	83,499	16,450
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	631,577	123,590
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.839%	10/16/46	214,990	29,071 (d)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.965%	5/16/62	3,420,046	207,754 (d)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.884%	6/16/62	3,543,711	222,100 (d)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	63,812	9,463
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	61,429	9,075
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	63,889	9,490
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	244,873	27,656
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	4.966%	6/20/69	101,559	101,579 (d)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,157,849	193,894
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	727,445	103,640
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,090,563	155,850
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	343,260	284,050
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	361,392	315,389
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	5.746%	1/20/71	439,004	447,694 (d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	279,203	12,949 (d)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	84,214
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	242,670	203,855
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	68,033 (d)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	1,463,480	84,256 (d)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	136,946 (d)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	98,828	74,708
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.491%	6/20/55	995,282	95,232 (d)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.461%	8/20/55	1,098,898	103,015 (d)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.230%	9/20/55	900,000	93,787 (d)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.631%	1/15/43	320,000	320,838 (a)(d)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	380,000	394,312 (a)(d)
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	250,197	244,999 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	249,921	250,146 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.193%	5/15/28	114,920	95,160 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	70,314	$70,359 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.624%	5/18/42	340,000	341,595 (a)(d)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	5.484%	2/19/37	359,384	359,836 (a)(d)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.298%	11/15/34	186,949	185,330 (a)(d)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.557%	3/15/39	240,000	240,043 (a)(d)
NYCT Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	6.141%	8/15/29	200,000	201,217 (a)(d)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	60,207	50,866 (a)(d)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	397,208 (a)(d)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	159,948	161,565 (a)
PRKCM Trust, 2022-AFC2 M1	6.002%	8/25/57	730,000	731,178 (a)(d)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	361,198	361,954 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	161,717	164,302 (a)
RIDE, 2025-SHRE D	6.972%	2/14/47	260,000	266,247 (a)(d)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	299,931 (a)
Towd Point Mortgage Trust, 2017-4 B2	3.606%	6/25/57	250,000	212,568 (a)(d)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	1.074%	3/15/51	7,523,749	136,530 (d)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	172,125 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	305,544
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.347%	3/15/50	1,716,794	22,872 (d)

Total Collateralized Mortgage Obligations (Cost — $21,905,762)				21,662,741
			Face Amount†/ Units
Asset-Backed Securities — 7.1%
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.522%	4/17/38	270,000	270,675 (a)(d)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	190,000	190,588 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	258,979 (a)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.955%	1/20/37	270,000	271,267 (a)(d)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	6.133%	7/27/48	310,000	310,000 (a)(d)(e)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.692%	1/22/38	410,000	412,013 (a)(d)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	5.704%	7/17/34	270,000	270,478 (a)(d)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	5.649%	1/18/38	130,000	130,643 (a)(d)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	265,317 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	237,600	246,309 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	250,000	251,421 (a)(b)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	5.271%	10/25/56	141,002	140,258 (a)(d)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.845%	4/20/37	260,000	260,922 (a)(d)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	248,125	258,396 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.875%	4/20/37	415,000	416,836 (a)(d)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	250,000	254,815 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	251,231 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	87,920	82,167 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	124,150	120,165 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	340,020	329,855 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.165%	1/15/43	24,751	24,752 (a)(d)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	5.821%	6/25/65	160,179	$162,343 (a)(d)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	5.935%	11/16/36	350,000	350,632 (a)(d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.475%	4/20/38	220,000	220,378 (a)(d)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	5.745%	7/20/37	510,000	511,654 (a)(d)
RASC Trust, 2006-KS1 M3 (1 mo. Term SOFR + 0.534%)	4.902%	2/25/36	260,000	253,231 (d)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	125,143	125,850 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.432%	4/15/38	220,000	220,553 (a)(d)
SMB Private Education Loan Trust, 2015-C R	13.900%	9/18/46	1,092	286,643 (a)(l)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.995%	1/15/53	141,021	139,772 (a)(d)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	71,670	67,888 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	593,322	602,767 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	214,287	217,273 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.692%	2/25/37	146,624	144,812 (d)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.525%	4/20/38	200,000	200,250 (a)(d)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	86,769	83,023 (a)
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	160,000	160,544 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	5.310%	7/30/32	212,865	212,375 (a)(d)

Total Asset-Backed Securities (Cost — $10,134,694)				8,977,075
			Face Amount†
Sovereign Bonds — 1.5%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	244,541	165,432
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	312,256	183,060 (m)
Total Argentina				348,492
Brazil — 0.3%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	602,000 BRL	109,217
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	247,752
Total Brazil				356,969
Jamaica — 0.1%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	95,078
Mexico — 0.3%

Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	348,128
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	201,114 (a)
Peru — 0.0%††

Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	49,313
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	47,000,000 INR	543,315

Total Sovereign Bonds (Cost — $1,913,879)				1,942,409
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 1.3%
Communication Services — 0.1%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B5 (2 mo. Term SOFR + 2.000%)	6.038%	11/21/31	99,500	$99,763 (d)(n)(o)

Consumer Discretionary — 0.3%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.663%	5/6/30	32,003	32,058 (d)(n)(o)
Automobiles — 0.1%
Belron Finance LLC, 2031 Dollar Term Loan (3 mo. Term SOFR + 2.500%)	6.742%	10/16/31	99,500	100,122 (d)(n)(o)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.502%	7/1/31	59,699	59,836 (d)(n)(o)
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.413%	2/6/30	64,206	64,189 (d)(n)(o)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/30/30	56,723	56,638 (d)(n)(o)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.163%	7/18/31	33,292	33,266 (d)(n)(o)
Total Hotels, Restaurants & Leisure				154,093

Total Consumer Discretionary				346,109
Consumer Staples — 0.0%††
Beverages — 0.0%††
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	55,116	55,169 (d)(n)(o)

Financials — 0.3%
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	6.913%	9/15/31	138,950	139,141 (d)(n)(o)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	6.286%	10/4/30	58,986	59,023 (d)(n)(o)
Total Capital Markets				198,164
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.199%	12/15/31	129,321	128,553 (d)(n)(o)
Insurance — 0.0%††
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	59,699	59,738 (d)(n)(o)
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.913%	11/18/27	59,700	59,662 (d)(n)(o)

Total Financials				446,117
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	6.163%	10/23/28	93,551	93,645 (d)(n)(o)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.663%	5/30/31	75,425	75,629 (d)(n)(o)
Health Care Technology — 0.0%††
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.030%	5/1/31	64,006	62,992 (d)(n)(o)

Total Health Care				232,266
Industrials — 0.1%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.792%	3/15/30	95,256	95,911 (d)(n)(o)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)		6.163%	1/31/31	99,494	$99,680 (d)(n)(o)

Utilities — 0.2%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)		6.163%	9/30/31	99,498	99,485 (d)(n)(o)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Refinancing Term Loan (1 mo. Term SOFR + 2.000%)		6.163%	7/31/30	130,000	130,147 (d)(n)(o)
Lightning Power LLC, Initial Term Loan B (3 mo. Term SOFR + 2.250%)		6.252%	8/18/31	59,698	59,725 (d)(n)(o)
Total Independent Power and Renewable Electricity Producers					189,872

Total Utilities					289,357
Total Senior Loans (Cost — $1,657,313)					1,664,372
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $768,464)		1.875%	7/15/34	751,557	762,786
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.250		12/12/25	38	95,000	11,638
3-Month SOFR Futures, Call @ $96.750		6/12/26	54	135,000	29,700
SOFR 1-Year Mid-Curve Futures, Put @ $96.813		10/10/25	49	122,500	2,756
SOFR 1-Year Mid-Curve Futures, Put @ $96.750		12/12/25	54	135,000	11,475
U.S. Treasury 5-Year Notes Futures, Call @ $109.500		10/24/25	85	85,000	19,922
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		10/24/25	36	36,000	5,906
U.S. Treasury 5-Year Notes Futures, Call @ $110.250		10/24/25	36	36,000	2,813
U.S. Treasury 5-Year Notes Futures, Put @ $108.500		10/24/25	54	54,000	6,328
U.S. Treasury 5-Year Notes Futures, Put @ $108.750		10/24/25	44	44,000	7,906
U.S. Treasury 10-Year Notes Futures, Call @ $113.000		10/24/25	15	15,000	5,625
U.S. Treasury 10-Year Notes Futures, Call @ $113.250		10/24/25	42	42,000	12,469
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		10/24/25	21	21,000	4,594
U.S. Treasury 10-Year Notes Futures, Put @ $112.000		10/24/25	62	62,000	22,281
U.S. Treasury 10-Year Notes Futures, Put @ $113.000		10/24/25	16	16,000	14,000
U.S. Treasury Long-Term Bonds Futures, Put @ $115.000		10/24/25	8	8,000	4,375

Total Exchange-Traded Purchased Options (Cost — $220,284)					161,788
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call @ 290.000bps, payments received by the Fund on Daily SOFR Compound annually, 290.000bps payments made by the Fund annually, maturing on 9/29/28 2.900bps	Goldman Sachs Group Inc.	9/25/26	14,640,000	14,640,000	59,321
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.223CNY	BNP Paribas SA	10/27/25	670,000	670,000	26

Total OTC Purchased Options (Cost — $62,229)					59,347

Total Purchased Options (Cost — $282,513)					221,135
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			9	$3 *(e)(p)
Spirit Aviation Holdings Inc.			1,484	564 *

Total Common Stocks (Cost — $20,846)				567
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $12,843)		3/12/30	1,055	401 *(e)(p)
Total Investments before Short-Term Investments (Cost — $136,206,268)				130,129,812
	Rate		Shares
Short-Term Investments — 3.5%
Money Market Funds — 3.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,191,827)	4.101%		4,191,827	4,191,827 (q)(r)
		Maturity Date	Face Amount†
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $219,871)	4.179%	10/6/25	220,000	219,852 (s)

Total Short-Term Investments (Cost — $4,411,698)				4,411,679
Total Investments — 106.8% (Cost — $140,617,966)				134,541,491
Liabilities in Excess of Other Assets — (6.8)%				(8,563,830)
Total Net Assets — 100.0%				$125,977,661

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	The coupon payment on this security is currently in default as of September 30, 2025.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2025, the Portfolio held TBA securities with a total cost of $10,880,852.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Rate shown is the current yield based on income received over the trailing twelve months.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	Restricted security (Note 3).
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $4,191,827 and the cost was $4,191,827 (Note 2).

(s)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
At September 30, 2025, the Portfolio had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$96.563	44	$110,000	$(2,475)
3-Month SOFR Futures, Call	12/12/25	96.750	38	95,000	(1,188)
3-Month SOFR Futures, Call	9/11/26	97.500	19	47,500	(5,225)
3-Month SOFR Futures, Put	12/12/25	95.375	38	95,000	(238)
3-Month SOFR Futures, Put	12/11/26	96.500	27	67,500	(11,644)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	109.000	18	18,000	(11,813)
U.S. Treasury 5-Year Notes Futures, Call	11/21/25	110.750	62	62,000	(8,234)
U.S. Treasury 5-Year Notes Futures, Put	10/24/25	109.500	22	22,000	(11,859)
U.S. Treasury 5-Year Notes Futures, Put	11/21/25	109.000	18	18,000	(8,297)
U.S. Treasury 10-Year Notes Futures, Call	11/21/25	113.000	21	21,000	(14,109)
U.S. Treasury 10-Year Notes Futures, Call	11/21/25	114.500	31	31,000	(8,719)
U.S. Treasury 10-Year Notes Futures, Put	11/21/25	111.000	31	31,000	(10,172)
U.S. Treasury 10-Year Notes Futures, Put	11/21/25	113.000	21	21,000	(24,609)
U.S. Treasury Long-Term Bonds Futures, Call	10/24/25	119.000	1	1,000	(375)
U.S. Treasury Long-Term Bonds Futures, Put	11/21/25	111.000	16	16,000	(5,000)
Total Exchange-Traded Written Options (Premiums received — $173,311)					(123,957)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments received by the Fund annually, payments made by the Fund on Daily SOFR Compound annually, maturing on 9/29/36 (Premiums received — $58,004)	Goldman Sachs Group Inc.	9/25/26	3.450 bps	3,420,000	3,420,000 ‡	$(57,798)
Total Written Options (Premiums received — $231,315)						$(181,755)

‡
In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	74	3/26	$17,838,823	$17,818,275	$(20,548)
3-Month SOFR	26	3/27	6,254,688	6,298,825	44,137
U.S. Treasury 10-Year Notes	310	12/25	34,795,546	34,875,000	79,454
U.S. Treasury Long-Term Bonds	32	12/25	3,732,299	3,731,000	(1,299)
United Kingdom Long Gilt Bonds	10	12/25	1,215,808	1,221,707	5,899
					107,643
Contracts to Sell:
3-Month SOFR	14	12/25	3,359,096	3,358,513	583
Japanese 10-Year Bonds	2	12/25	1,852,577	1,836,427	16,150
U.S. Treasury 2-Year Notes	73	12/25	15,205,603	15,213,086	(7,483)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 5-Year Notes	104	12/25	$11,416,917	$11,356,312	$60,605
U.S. Treasury Ultra 10-Year Notes	54	12/25	6,148,995	6,214,218	(65,223)
U.S. Treasury Ultra Long-Term Bonds	43	12/25	5,026,705	5,162,687	(135,982)
					(131,350)
Net unrealized depreciation on open futures contracts					$(23,707)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	206,892	USD	38,900	Goldman Sachs Group Inc.	10/2/25	$(46)
USD	38,925	BRL	206,892	Goldman Sachs Group Inc.	10/2/25	71
BRL	443,108	USD	83,313	JPMorgan Chase & Co.	10/2/25	(98)
BRL	650,000	USD	118,778	JPMorgan Chase & Co.	10/2/25	3,291
USD	83,291	BRL	443,108	JPMorgan Chase & Co.	10/2/25	76
USD	122,213	BRL	650,000	JPMorgan Chase & Co.	10/2/25	144
USD	503,617	CNH	3,586,103	Bank of America N.A.	10/16/25	(68)
CNH	617,000	USD	86,876	BNP Paribas SA	10/16/25	(216)
CNH	1,080,000	USD	150,638	BNP Paribas SA	10/16/25	1,053
CNH	1,280,000	USD	179,078	BNP Paribas SA	10/16/25	704
CNH	1,360,000	USD	189,687	BNP Paribas SA	10/16/25	1,332
USD	124,230	CAD	168,565	Citibank N.A.	10/16/25	3,010
USD	567,386	INR	48,877,137	Citibank N.A.	10/16/25	17,401
GBP	110,000	USD	146,712	Goldman Sachs Group Inc.	10/16/25	1,241
GBP	140,000	USD	186,520	Goldman Sachs Group Inc.	10/16/25	1,783
JPY	137,565,853	USD	947,772	Goldman Sachs Group Inc.	10/16/25	(15,906)
USD	129,524	EUR	110,000	Goldman Sachs Group Inc.	10/16/25	250
USD	543,862	GBP	398,267	Goldman Sachs Group Inc.	10/16/25	8,183
USD	96,517	JPY	14,119,249	Goldman Sachs Group Inc.	10/16/25	874
USD	118,858	JPY	17,442,347	Goldman Sachs Group Inc.	10/16/25	705
USD	158,467	JPY	23,230,000	Goldman Sachs Group Inc.	10/16/25	1,108
AUD	1,521,159	USD	992,632	JPMorgan Chase & Co.	10/16/25	14,159
EUR	40,000	USD	46,320	JPMorgan Chase & Co.	10/16/25	689
EUR	100,000	USD	115,342	JPMorgan Chase & Co.	10/16/25	2,180
EUR	110,000	USD	126,304	JPMorgan Chase & Co.	10/16/25	2,971
EUR	180,000	USD	208,740	JPMorgan Chase & Co.	10/16/25	2,800
EUR	845,622	USD	999,381	JPMorgan Chase & Co.	10/16/25	(5,587)
USD	100,326	AUD	153,253	JPMorgan Chase & Co.	10/16/25	(1,106)
USD	125,577	AUD	188,135	JPMorgan Chase & Co.	10/16/25	1,058
USD	126,483	AUD	191,708	JPMorgan Chase & Co.	10/16/25	(401)
USD	139,931	AUD	210,000	JPMorgan Chase & Co.	10/16/25	941
USD	118,443	EUR	100,000	JPMorgan Chase & Co.	10/16/25	921
USD	125,756	EUR	106,826	JPMorgan Chase & Co.	10/16/25	212
USD	128,006	EUR	110,000	JPMorgan Chase & Co.	10/16/25	(1,268)
USD	135,819	EUR	114,559	JPMorgan Chase & Co.	10/16/25	1,187
USD	261,078	EUR	222,504	JPMorgan Chase & Co.	10/16/25	(414)
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	443,108	USD	82,649	JPMorgan Chase & Co.	11/4/25	$(115)
Net unrealized appreciation on open forward foreign currency contracts						$43,119

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
USD	—	United States Dollar
At September 30, 2025, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	$(494,546)	—	$(494,546)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$11,658,000	5/31/32	3.490% annually	Daily SOFR Compound annually	$(16,521)	$26,734	$(43,255)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.45 Index	$3,028,000	12/20/30	1.000% quarterly	$68,836	$69,463	$(627)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$221,400	12/20/30	5.000% quarterly	$(17,099)	$(16,898)	$(201)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

 Western Asset Core Plus VIT Portfolio
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$753,000	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$31,694	—	$31,694

[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.240%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$12,181,518	$0 *	$12,181,518
Other Corporate Bonds & Notes	—	27,981,649	—	27,981,649
Mortgage-Backed Securities	—	28,050,012	—	28,050,012
U.S. Government & Agency Obligations	—	26,685,147	—	26,685,147
Collateralized Mortgage Obligations	—	21,662,741	—	21,662,741
Asset-Backed Securities	—	8,977,075	—	8,977,075
Sovereign Bonds	—	1,942,409	—	1,942,409
Senior Loans	—	1,664,372	—	1,664,372
U.S. Treasury Inflation Protected Securities	—	762,786	—	762,786
Purchased Options:
Exchange-Traded Purchased Options	$161,788	—	—	161,788
OTC Purchased Options	—	59,347	—	59,347
Common Stocks:
Industrials	564	3	—	567
Warrants	—	401	—	401
Total Long-Term Investments	162,352	129,967,460	0 *	130,129,812
Short-Term Investments†:
Money Market Funds	4,191,827	—	—	4,191,827
U.S. Government Agencies	—	219,852	—	219,852
Total Short-Term Investments	4,191,827	219,852	—	4,411,679
Total Investments	$4,354,179	$130,187,312	$0 *	$134,541,491
Other Financial Instruments:
Futures Contracts††	$206,828	—	—	$206,828
Forward Foreign Currency Contracts††	—	$68,344	—	68,344
OTC Total Return Swaps	—	31,694	—	31,694
Total Other Financial Instruments	$206,828	$100,038	—	$306,866
Total	$4,561,007	$130,287,350	—	$134,848,357

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$123,957	—	—	$123,957
OTC Written Options	—	$57,798	—	57,798
Futures Contracts††	230,535	—	—	230,535
Forward Foreign Currency Contracts††	—	25,225	—	25,225
OTC Interest Rate Swaps††	—	494,546	—	494,546
Centrally Cleared Interest Rate Swaps††	—	43,255	—	43,255
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	627	—	627
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	201	—	201
Total	$354,492	$621,652	—	$976,144

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,562,794	$26,300,218	26,300,218	$28,671,185	28,671,185

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$152,002	—	$4,191,827
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 9/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	9	3/25	$109	$3	$0.33	0.00%(a)
Spirit Airlines LLC, Warrants	1,055	3/25	12,843	401	0.38	0.00%(a)
			$12,952	$404		0.00% (a)

(a)	Amount represents less than 0.005%.

Western Asset Core Plus VIT Portfolio 2025 Quarterly Report